UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Noesis Capital Corp.
Address: 1801 Clint Moore Road
         Suite 100
         Boca Raton, FL  33487

13F File Number:  28-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cory Nass
Title:     Corporate Counsel
Phone:     (561) 998-8884

Signature, Place, and Date of Signing:

     /s/ Cory Nass     Boca Raton, FL     November 02, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $201,819 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      760    19386 SH       SOLE                    19386        0        0
ALTRIA GROUP INC               COM              02209s103      672    14299 SH       SOLE                    14300        0        0
AMERICAN EXPRESS CO            COM              025816109     7327   142384 SH       SOLE                   118759        0    23625
AMERICAN INTL GROUP INC        COM              026874107     6534    96100 SH       SOLE                    83854        0    12246
AMGEN INC                      COM              031162100     9510   167396 SH       SOLE                   145081        0    22315
APPLIED MATLS INC              COM              038222105     3708   224858 SH       SOLE                   199483        0    25375
BANK OF AMERICA CORPORATION    COM              060505104      521    12022 SH       SOLE                    11522        0      500
BED BATH & BEYOND INC          COM              075896100     6954   187400 SH       SOLE                   162740        0    24660
CHUBB CORP                     CORP UNIT %      171232309      753    26900 SH       SOLE                    23650        0     3250
CISCO SYS INC                  COM              17275R102     8421   465225 SH       SOLE                   376882        0    88343
CITIGROUP INC                  COM              172967101    10793   244621 SH       SOLE                   205258        0    39363
CONSTELLATION BRANDS INC       PFD 1/40 A5.75   21036P306      540    16500 SH       SOLE                    15250        0     1250
DELL INC                       COM              24702R101     4626   129951 SH       SOLE                   112953        0    16998
DNP SELECT INCOME FD           COM              23325P104     1037    92300 SH       SOLE                    85000        0     7300
EXXON MOBIL CORP               COM              30231G102      738    15278 SH       SOLE                    12778        0     2500
FEDERAL HOME LN MTG CORP       COM              313400301     8287   127029 SH       SOLE                   109514        0    17515
FIRST DATA CORP                COM              319963104     8644   198719 SH       SOLE                   170525        0    28194
FUTUREMEDIA PLC                SPONSORED ADR    360912109     1058  1216372 SH       SOLE                  1216372        0        0
GENERAL ELEC CO                COM              369604103     3523   104916 SH       SOLE                    93311        0    11605
GOLDMAN SACHS GROUP INC        COM              38141g104      601     6450 SH       SOLE                     6450        0        0
HOME DEPOT INC                 COM              437076102     1469    37474 SH       SOLE                    30460        0     7014
INTEL CORP                     COM              458140100     7408   369297 SH       SOLE                   310782        0    58515
INTERGROUP CORP                COM              458685104     1387   131000 SH       SOLE                   131000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      712     8298 SH       SOLE                     7889        0      409
JACOBS ENGR GROUP INC DEL      COM              469814107     4757   124230 SH       SOLE                   105295        0    18935
JOHNSON & JOHNSON              COM              478160104     4426    78566 SH       SOLE                    70455        0     8111
JPMORGAN & CHASE & CO          COM              46625H100    10018   252163 SH       SOLE                   218228        0    33935
LOWES COS INC                  COM              548661107     9233   169878 SH       SOLE                   140113        0    29765
MASCO CORP                     COM              574599106     9170   265566 SH       SOLE                   225225        0    40341
MBNA CORP                      COM              55262L100     8709   345614 SH       SOLE                   288853        0    56761
MEDTRONIC INC                  COM              585055106     8141   156860 SH       SOLE                   136995        0    19865
MERCK & CO INC                 COM              589331107      669    20282 SH       SOLE                    14073        0     6209
MICROSOFT CORP                 COM              594918104     6505   235253 SH       SOLE                   205190        0    30063
MICROSOFT CORP                 COM              594918104      513    28950 SH       SOLE                    28950        0        0
MUNIHOLDINGS FLA INSD FD       COM              62624W105     1094    72990 SH       SOLE                    71990        0     1000
NASDAQ 100 TR                  UNIT SER 1       631100104      517    14707 SH       SOLE                    11357        0     3350
NUVEEN PFD & CONV INC FD       COM              67073B106     1639   112508 SH       SOLE                   100133        0    12375
NUVEEN QUALITY PFD INCOME FD   COM              67071S101      953    65300 SH       SOLE                    60600        0     4700
NUVEEN REAL ESTATE INCOME FD   COM              67071B108      949    49750 SH       SOLE                    47150        0     2600
PFIZER INC                     COM              717081103     8686   283867 SH       SOLE                   245940        0    37927
PPL CORP                       COM              69351T106     1578    33446 SH       SOLE                    28238        0     5208
PROCTER & GAMBLE CO            COM              742718109     5305    98024 SH       SOLE                    79790        0    18234
SPHERION CORP                  COM              848420105      723    92500 SH       SOLE                    92500        0        0
STAPLES INC                    COM              855030102     9306   312072 SH       SOLE                   268247        0    43825
UNITED PARCEL SERVICE INC      CL B             911312106     5074    66830 SH       SOLE                    57970        0     8860
WAL MART STORES INC            COM              931142103     7871   147951 SH       SOLE                   124972        0    22979